Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,308,782,064
Treasury stock, shares	24,332,144	25,317,453